Annual Total Returns - Fidelity® International Discovery Fund [BarChart] - 10.31 Fidelity International Discovery Fund K PRO-06 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Class K
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	11.25%
Annual Return 2011	(15.11%)
Annual Return 2012	22.17%
Annual Return 2013	25.15%
Annual Return 2014	(5.47%)
Annual Return 2015	4.94%
Annual Return 2016	(5.62%)
Annual Return 2017	31.86%
Annual Return 2018	(17.03%)
Annual Return 2019	27.64%